REGULATORY ASSETS AND LIABILITIES - Additional Information (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2025	Dec. 31, 2024
Regulatory Matters [Line Items]
Earnings sharing percentage excess return on equity	50.00%
Return on equity excess threshold basis points	1.00%
Return on equity threshold basis points regulated acquired utilities	3.00%
Polychlorinated Biphenyl Liability
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets		$ 2	$ 2
Rural and remote rate protection (RRRP) variance | Hydro One Remote Communities
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets		$ (24)	$ (12)